Income Taxes - Deferred Income Tax Asssets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current deferred income tax assets:
Accrued liabilities and deferred income		$ 84	$ 78
Provision for doubtful accounts		23	27
Liability for unrecognized tax benefits		3	0
Cash flow hedges		3	0
Current deferred income tax assets		113	105
Less: valuation allowance		(30)	(11)
Deferred income taxes		83	94
Current deferred income tax liabilities:
Prepaid expenses		17	18
Current deferred income tax liabilities		17	18
Deferred income taxes	59	66	76
Non-current deferred income tax assets:
Net operating loss carryforwards		846	663
Alternative minimum tax credit carryforward		2	2
Foreign tax credit carryforwards		3	3
State tax credit carryforwards		1	1
Accrued liabilities and deferred Income		26	32
Capital loss carryforward		32	32
Investment in joint venture		3	3
Minimum pension obligation		22	14
Cash flow hedges		4	7
Provision for doubtful accounts		6	7
Liability for unrecognized tax benefits		11	9
Other		5	4
Non-current deferred income tax assets		961	777
Less: valuation allowance		(308)	(107)
Non-current deferred income tax assets		653	670
Non-current deferred income tax liabilities:
Depreciation and amortization		1,074	1,084
Non-current net deferred income tax liability	(426)	(421)	(414)
Operating loss carryforwards		2,068
Valuation allowance		$ (338)	$ (118)